Investment Objectives and Goals - Matrix Advisors Value ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	MATRIX ADVISORS VALUE ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Matrix Advisors Value ETF (the “Fund”) seeks to achieve a total rate of return which is comprised of capital appreciation and current income.